Securities - Summary of Contractual Maturities of the Carrying Values of Financial Instruments Held (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Securities	$ 284,724	$ 275,814
Cost/Amortized cost	78,180	81,756
U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	34,678	38,523
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,949	7,336
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,757	2,418
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	19,731	19,041
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	242	276
Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	284,724	275,814
Trading Securities [member]
Disclosure of financial assets [line items]
Securities	139,240	136,071
Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	22,425	27,347
Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	22,978	36,581
Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	8,459	6,465
Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	4	39
Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	893	528
Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	451	292
Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities		111
Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	22,659	21,091
Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	61,371	43,617
Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	78,180	81,756
Fair value	78,335	81,920
Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	34,678	38,523
Fair value	$ 34,827	$ 38,524
Yield	1.10%	1.70%
Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,949	$ 7,336
Fair value	$ 5,956	$ 7,345
Yield	1.20%	2.00%
Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,757	$ 2,418
Fair value	$ 2,747	$ 2,370
Yield	1.20%	1.20%
Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 7,654	$ 8,363
Fair value	$ 7,660	$ 8,268
Yield	1.30%	1.40%
Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 19,731	$ 19,041
Fair value	$ 19,777	$ 19,114
Yield	1.20%	1.50%
Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,841	$ 2,562
Fair value	$ 3,703	$ 2,541
Yield	1.30%	1.40%
Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,328	$ 3,237
Fair value	$ 3,132	$ 3,233
Yield	2.60%	2.20%
Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 242	$ 276
Fair value	533	525
Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	67,149	57,823
Fair value	66,823	58,627
Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	24,816	20,163
Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	27,411	22,313
Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,974	6,866
Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	663	160
Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	8,285	8,321
Within 3 months [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	20,625	12,007
Within 3 months [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	8,595	4,034
Within 3 months [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,244	2,301
Within 3 months [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	2,381	559
Within 3 months [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	2,049	56
Within 3 months [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	288	3
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	316	65
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities		2
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	2,317	1,048
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,436	4,721
Fair value	7,437	4,724
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	161
Fair value	$ 161
Yield	0.40%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,131	1,772
Fair value	1,132	$ 1,775
Yield		0.10%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	176	$ 274
Fair value	$ 176	$ 274
Yield	1.70%	1.70%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,965	$ 2,670
Fair value	$ 5,965	$ 2,670
Yield	0.90%	0.90%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3	$ 5
Fair value	$ 3	$ 5
Yield	4.20%	4.50%
Within 3 months [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,593	$ 3,249
Fair value	4,597	3,252
Within 3 months [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	453	438
Within 3 months [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,093	8
Within 3 months [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,914	2,178
Within 3 months [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,133	625
3 months to 1 year [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	27	164
3 months to 1 year [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	27,513	42,440
3 months to 1 year [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	10,629	16,157
3 months to 1 year [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	4,252	7,004
3 months to 1 year [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,616	4,532
3 months to 1 year [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	2,073	695
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	135	227
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities		63
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	2,526	3,472
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	10,344	18,932
Fair value	10,347	18,944
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	5,010	9,736
Fair value	$ 5,013	$ 9,739
Yield	0.90%	1.70%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,274	$ 2,288
Fair value	$ 1,274	$ 2,289
Yield	1.00%	2.40%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,597	$ 5,796
Fair value	$ 2,599	$ 5,801
Yield	1.20%	1.60%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,180	$ 204
Fair value	$ 1,178	$ 204
Yield	0.70%	1.40%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 283	$ 908
Fair value	$ 283	$ 911
Yield	2.60%	1.30%
3 months to 1 year [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 6,537	$ 7,339
Fair value	6,567	7,392
3 months to 1 year [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,979	1,862
3 months to 1 year [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	274	787
3 months to 1 year [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	1,212	2,045
3 months to 1 year [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		1
3 months to 1 year [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,072	2,644
1 to 5 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	73,087	78,870
1 to 5 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	19,329	27,248
1 to 5 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	6,187	6,054
1 to 5 years [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	6,203	12,546
1 to 5 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,231	3,010
1 to 5 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	275	82
1 to 5 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities		35
1 to 5 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	5,433	5,521
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	24,898	26,303
Fair value	24,917	26,356
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,960	8,777
Fair value	$ 7,960	$ 8,779
Yield	0.40%	1.10%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,498	$ 4,773
Fair value	$ 4,505	$ 4,781
Yield	1.30%	1.80%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 56
Fair value	$ 56
Yield	1.20%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 10
Fair value		$ 10
Yield		1.40%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 9,676	$ 10,425
Fair value	$ 9,699	$ 10,466
Yield	1.50%	1.50%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,382	$ 1,689
Fair value	$ 1,375	$ 1,690
Yield	1.80%	1.40%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,326	$ 629
Fair value	$ 1,322	$ 630
Yield	2.40%	2.70%
1 to 5 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 28,841	$ 25,266
Fair value	28,701	25,663
1 to 5 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	17,589	16,044
1 to 5 years [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,718	1,615
1 to 5 years [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,790	2,643
1 to 5 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	320	159
1 to 5 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,424	4,805
5 to 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	28,338	22,199
5 to 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	11,557	11,482
5 to 10 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	3,339	3,569
5 to 10 years [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	4,092	4,134
5 to 10 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	294	584
5 to 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	116	181
5 to 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities		7
5 to 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	3,716	3,007
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,356	7,085
Fair value	9,386	7,057
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,380	2,227
Fair value	$ 2,446	$ 2,237
Yield	2.60%	2.60%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1	$ 1
Fair value	$ 1	$ 1
Yield	3.90%	3.60%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 55	$ 192
Fair value	$ 55	$ 189
Yield	1.30%	1.20%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,719	$ 4,294
Fair value	$ 4,719	$ 4,247
Yield	1.20%	1.40%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,451	$ 92
Fair value	$ 1,463	$ 106
Yield	0.80%	2.10%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 592	$ 272
Fair value	$ 544	$ 269
Yield	0.90%	1.20%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 158	$ 7
Fair value	$ 158	$ 8
Yield	1.70%	4.30%
5 to 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 7,395	$ 3,660
Fair value	7,311	3,798
5 to 10 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,601	1,819
5 to 10 years [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,767	1,622
5 to 10 years [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	58
5 to 10 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	336
5 to 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	633	219
Over 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	73,257	76,156
Over 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	27,759	33,533
Over 10 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	7,403	8,419
Over 10 years [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	8,686	14,810
Over 10 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	2,812	2,120
Over 10 years [member] | Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	4	39
Over 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	187	98
Over 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Certificates of deposit [member]
Disclosure of financial assets [line items]
Securities		4
Over 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	8,667	8,043
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	25,904	24,439
Fair value	25,715	24,314
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	18,197	16,011
Fair value	$ 18,276	$ 15,994
Yield	1.30%	2.20%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,646	$ 2,226
Fair value	$ 2,636	$ 2,181
Yield	1.20%	1.20%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,935	$ 4,059
Fair value	$ 2,941	$ 4,011
Yield	1.30%	1.40%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 42	$ 58
Fair value	$ 51	$ 71
Yield	3.60%	2.40%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government debt, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 526	$ 397
Fair value	$ 445	$ 378
Yield	2.40%	1.40%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,558	$ 1,688
Fair value	$ 1,366	$ 1,679
Yield	2.90%	2.60%
Over 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 19,783	$ 18,309
Fair value	19,647	18,522
Over 10 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	194
Over 10 years [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	19,559	18,281
Over 10 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7
Over 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	23	28
With no specific maturity [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	61,904	44,142
With no specific maturity [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	61,371	43,617
With no specific maturity [member] | Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	61,371	43,617
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	242	276
Fair value	533	525
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	242	276
Fair value	$ 533	$ 525